Share-Based Compensation - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares)	0	0
Share-based compensation annual expense | €	€ 610	€ 578	€ 245
Number of other equity instruments exercisable in share-based payment arrangement	35,070	35,070
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
Total number of BSAAR voided (in shares)	0	0
AGA D 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	20,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	20,000
Total number of BSAAR subscribed (in shares)	20,000
AGA D 2024 subject to external conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	2,000
AGA D 2024 definitively acquired
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	10,000
SO D 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	35,000
Total number of BSAAR subscribed (in shares)	35,000
SO C 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	156,875
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	156,875
Total number of BSAAR subscribed (in shares)	156,875
SO US 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	20,625
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	20,625
Total number of BSAAR subscribed (in shares)	15,000
Total number of BSAAR voided (in shares)	5,625
SO SU 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	21,250
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	21,250
Total number of BSAAR subscribed (in shares)	11,250
Total number of BSAAR voided (in shares)	10,000
SO SU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	16,300	16,300
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		16,300
Total number of BSAAR subscribed (in shares)	6,300	16,300
Total number of BSAAR voided (in shares)	10,000
SO D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	35,000	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		35,000
Total number of BSAAR subscribed (in shares)	35,000	35,000
SO C2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	108,700	108,700
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		108,700
Total number of BSAAR subscribed (in shares)	108,700	108,700
SO US 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0
Total number of BSAAR subscribed	30,200	30,200
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		30,200
Total number of BSAAR subscribed (in shares)	17,600	30,200
Total number of BSAAR voided (in shares)	12,600
SO SU 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0	0
Total number of BSAAR subscribed	8,750	8,750
Total number of BSAAR subscribed (in shares)	8,750	8,750	8,750
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0	0
Total number of BSAAR subscribed	35,000	35,000
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0	0
Total number of BSAAR subscribed	131,000	131,000
Total number of BSAAR subscribed (in shares)	127,000	131,000	131,000
Total number of BSAAR voided (in shares)	4,000
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	0	0
Total number of BSAAR subscribed	34,625	34,625
Total number of BSAAR subscribed (in shares)	23,375	34,625	34,625
Total number of BSAAR voided (in shares)	11,250
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 5	€ 0	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	29,750	0
Total number of BSAAR subscribed	35,000	35,000
Total number of BSAAR subscribed (in shares)	29,750	35,000	35,000
Total number of BSAAR voided (in shares)	5,250
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares)	3,400
Number of other equity instruments exercisable in share-based payment arrangement	107,419	0
Total number of BSAAR subscribed	134,375	134,375
Total number of BSAAR subscribed (in shares)	107,419	130,375	134,375
Total number of BSAAR voided (in shares)	19,556	4,000
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	21,250	0
Total number of BSAAR subscribed	32,500	32,500
Total number of BSAAR subscribed (in shares)	21,250	25,000	25,000
Total number of BSAAR voided (in shares)	3,750
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 59	€ 0	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares)	15,000
Share-based compensation annual expense | €	€ 10	€ 0	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	66,250	81,250
Total number of BSAAR subscribed	103,750	103,750
Total number of BSAAR subscribed (in shares)	66,250	81,250	81,250
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 13	€ 0	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	27,500	27,500
Total number of BSAAR subscribed	56,250	56,250
Total number of BSAAR subscribed (in shares)	27,500	27,500	50,000
Total number of BSAAR voided (in shares)		22,500
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 38	€ 31	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	51,343	51,343
Total number of BSAAR subscribed	107,880	107,880
Total number of BSAAR subscribed (in shares)	51,343	51,343	51,343
S O U S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ (2)	€ 16	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	5,113
Total number of BSAAR subscribed	30,620
Total number of BSAAR subscribed (in shares)	5,113	5,113
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 5	€ 18	€ 4
Number of other equity instruments exercisable in share-based payment arrangement	68,329	68,329
Total number of BSAAR subscribed	122,000	122,000
Total number of BSAAR subscribed (in shares)	68,329	68,329	68,329
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 4	€ 4	€ 0
Number of other equity instruments exercisable in share-based payment arrangement	9,713	9,713
Total number of BSAAR subscribed	17,500	17,500
Total number of BSAAR subscribed (in shares)	9,713	9,713	9,713
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ (20)	€ 7	€ 7
Number of other equity instruments exercisable in share-based payment arrangement	43,212	43,212
Total number of BSAAR subscribed	64,164	64,164
Total number of BSAAR subscribed (in shares)	43,212	43,212	43,212
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 4	€ 12	€ 13
Number of other equity instruments exercisable in share-based payment arrangement	17,765	17,765
Total number of BSAAR subscribed	32,086	32,086
Total number of BSAAR subscribed (in shares)	17,765	17,765	17,765
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	34,398	34,398
Total number of BSAAR subscribed	41,917	41,917
Total number of BSAAR subscribed (in shares)	34,398	34,398	34,398
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable in share-based payment arrangement	15,308	15,308
Total number of BSAAR subscribed	20,958	20,958
Total number of BSAAR subscribed (in shares)	15,308	15,308	15,308
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares)	18,400
Number of other equity instruments exercisable in share-based payment arrangement	532,350	388,931
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	233,750	190,200
Total number of BSAAR subscribed (in shares)	1,112,200	978,881	815,181
Total number of BSAAR voided (in shares)	82,031	26,500
AGA S 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	48,500
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	48,500
Total number of BSAAR subscribed (in shares)	45,700
Total number of BSAAR voided (in shares)	2,800
AGA S 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	30,900	30,900
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		30,900
Total number of BSAAR subscribed (in shares)	27,500	28,900
Total number of BSAAR voided (in shares)	1,400	2,000
AGA D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	10,000	10,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		10,000
Total number of BSAAR subscribed (in shares)	10,000	10,000
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	39,200	39,200
Total number of BSAAR subscribed (in shares)	35,600	36,900	38,900
Total number of BSAAR voided (in shares)	1,300	2,000
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed	20,000	20,000
Total number of BSAAR subscribed (in shares)	20,000	20,000	20,000
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares)	27,500
Share-based compensation annual expense | €	€ 77	€ 0	€ 0
Total number of BSAAR subscribed	32,400	32,400
Total number of BSAAR subscribed (in shares)	0	27,500	27,800
Total number of BSAAR voided (in shares)		300
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 6	€ 0	€ 0
Total number of BSAAR subscribed	15,000	15,000
Total number of BSAAR subscribed (in shares)	0	15,000	15,000
Total number of BSAAR voided (in shares)	15,000
SOD 2020 SOC2020 SOUS2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Exercisable Instruments Relating To Development Of VS-01	30.00%
Number of other equity instruments exercisable in share-based payment arrangement relating to Development Of VS-01	6,000
Number of other equity instruments exercisable in share-based payment arrangement relating to NTZ Program	3,000	1,500
Percentage of exercisable instruments relating to the development of NTZ and the ACLF franchise	15.00%	15.00%
Number of other equity instruments exercisable in share-based payment arrangement if 2 projects have delivered results	5,000
Percentage Of Exercisable Instruments if 2 projects have delivered results	25.00%
Number of other equity instruments exercisable in share-based payment arrangement if one program VS01 UCD CLM022 at least one clinical trial is ongoing	2,000
Percentage Of Exercisable Instruments if one program VS01 UCD CLM022 at least one clinical trial is ongoing	10.00%